COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)
Future minimum lease commitments
2019					$ 428
2020					180
2021					179
Total					787
Bank guarantee					819
Operating Leases, Rent Expense	$ 1,593	$ 2,065	$ 2,062
Maximum [Member]
Future minimum lease commitments
Bank guarantee				₪ 1,024	$ 273